Document and Entity Information	Mar. 19, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001689923
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 19, 2024
Entity Registrant Name	ALTERYX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38034
Entity Tax Identification Number	90-0673106
Entity Address, Address Line One	17200 Laguna Canyon Road
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(888)
Local Phone Number	836-4274
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	AYX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false